ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Customer security deposit	$ 61,834	[1]	$ 64,101	[1],[2]	$ 71,333	[2]
Service fees payable	30,311	[3]	114,839	[3],[4]	0	[4]
Rent payable	24,576		14,390		9,720
Due to employees and other	0		21,300		1,123
Others	14,634		19,253		22,983
Accrued expenses and other current liabilities	$ 131,355		$ 233,883		$ 105,159

[1]	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.
[2]	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.
[3]	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.
[4]	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.